Consolidated Statements of Changes in Equity $ in Thousands	USD ($) shares	Share Capital [member] USD ($) shares	Reserves Share Options and Restricted Share Rights [member] USD ($)	Reserve Share Purchase Warrants [member] USD ($)	Retained Earnings (Deficit) [member] USD ($)	Accumulated Other Comprehensive Income (Loss) [member] USD ($)
Equity at beginning of period at Dec. 31, 2019	$ 570,896	$ 657,551	$ 15,796	$ 4,670	$ (2,866)	$ (104,255)
Equity, shares, beginning at Dec. 31, 2019 | shares		177,227,941
Options exercised	4,087	$ 5,421	(1,334)
Options exercised, shares | shares		1,253,430
Warrants exercised and expired	75,366	$ 82,105		(6,739)
Warrants exercised and expired, shares | shares		21,091,325
Vesting of restricted share rights		$ 1,212	(1,212)
Vesting of restricted share rights, shares | shares		279,567
Acquisition and cancellation of common shares (normal course issuer bid)	(23,524)	$ (23,524)
Acquisition and cancellation of common shares (normal course issuer bid), shares | shares		(4,599,020)
Share-based payments	5,652		5,652
Share issuance costs	(966)	$ (3,035)		$ 2,069
Total comprehensive income (loss)	6,631				13,817	(7,186)
Equity at end of period at Dec. 31, 2020	638,142	$ 719,730	18,902		10,951	(111,441)
Equity, shares, ending at Dec. 31, 2020 | shares		195,253,243
Options exercised	3,340	$ 4,386	(1,046)
Options exercised, shares | shares		855,761
Vesting of restricted share rights		$ 4,955	(4,955)
Vesting of restricted share rights, shares | shares		995,865
Acquisition and cancellation of common shares (normal course issuer bid)	$ (34,173)	$ (34,173)
Acquisition and cancellation of common shares (normal course issuer bid), shares | shares	(5,500,000)	(5,451,415)
Share-based payments	$ 6,002		6,002
Share issuance costs	(223)	$ (223)
Dividends declared	(3,004)				(3,004)
Total comprehensive income (loss)	(17,446)				27,622	(45,068)
Equity at end of period at Dec. 31, 2021	$ 592,638	$ 694,675	$ 18,903		$ 35,569	$ (156,509)
Equity, shares, ending at Dec. 31, 2021 | shares		191,653,454